CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 2,044	$ 6,175	$ 4,406	$ 11,618	$ 19,860	$ 23,611	$ 27,674
General and administrative	2,867	3,117	5,593	6,642	12,007	10,609	16,226
Total operating expenses	4,911	9,292	9,999	18,260	31,867	34,220	43,900
Operating loss	(4,911)	(9,292)	(9,999)	(18,260)	(31,867)	(34,220)	(43,900)
Non-operating income (expense):
Litigation settlements	(1,300)	(1,800)	(1,300)	(1,800)	(2,750)	(5,282)	0
Change in fair value of warrants potentially settleable in cash	(185)	14,392	3,707	10,520	22,220	1,162	16,556
Interest expense, net	(687)	(519)	(1,660)	(611)	(3,508)	(760)	(1,110)
Change in fair value of the contingent purchase price liability	(19)	5,497	(132)	5,327	5,047	509	170
Total non-operating income (expense), net	(2,191)	17,570	615	13,436	21,009	(4,371)	15,616
Income (loss) from continuing operations from continuing operations before income taxes	(7,102)	8,278	(9,384)	(4,824)	(10,858)	(38,591)	(28,284)
Income tax expense					243	365	0
Income (loss) from continuing operations	(7,102)	8,278	(9,384)	(4,824)	(11,101)	(38,956)	(28,284)
Loss from discontinued operations	(1,302)	(2,889)	(10,738)	(6,280)	(12,448)	(24,946)	(8,322)
Net income (loss)	$ (8,404)	$ 5,389	$ (20,122)	$ (11,104)	$ (23,549)	$ (63,902)	$ (36,606)
Net income (loss) per common share, basic:
Basic net income (loss) per share, continuing operations (in dollars per share)	$ (0.19)	$ 0.91	$ (0.29)	$ (0.13)
Basic net loss per share, discontinued operations (in dollars per share)	(0.03)	(0.32)	(0.34)	(0.17)
Basic net income (loss) per share (in dollars per share)	$ (0.22)	$ 0.59	$ (0.63)	$ (0.30)
Net loss per common share:
Basic and diluted per share, continuing operations (usd per share)					$ (1.11)	$ (5.02)	$ (4.74)
Basic and diluted loss per share, discontinued operations (usd per share)					(1.25)	(3.21)	(1.39)
Basic and diluted net loss per share (usd per share)					$ (2.36)	$ (8.23)	$ (6.13)
Weighted-average common shares outstanding, basic (in shares)	37,421,273	9,101,730	31,944,243	9,035,173
Weighted-average common shares outstanding: basic and diluted					9,958,802	7,763,236	5,969,418
Net income (loss) per common share, diluted:
Diluted net income (loss) per share, continuing operations (in dollars per share)	$ (0.19)	$ 0.90	$ (0.29)	$ (0.13)
Diluted net loss per share, discontinued operations (in dollars per share)	(0.03)	(0.32)	(0.34)	(0.17)
Diluted net income (loss) per share (in dollars per share)	$ (0.22)	$ 0.58	$ (0.63)	$ (0.30)
Weighted-average common shares outstanding, diluted (in shares)	37,421,273	9,273,867	31,944,243	9,035,173